Prepaid Expenses And Other Current Assets (Tables)	12 Months Ended
Feb. 28, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	Successor	Predecessor
($ in thousands)	February 28, 2021	February 29, 2020
Prepaid software and hardware license and maintenance fees	$5,441	$3,346
Deferred commissions	407	3,678
Other prepaid expenses and other current assets	6,795	5,578
Total prepaid expenses and other current assets	$12,643	$12,602